Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2021
Software - Internally generated [member]
Ifrs Statement [Line Items]
Amortization rate	5 years straight line
Software licenses [member]
Ifrs Statement [Line Items]
Amortization rate	5 years straight line
Technology assets - Acquired [member]
Ifrs Statement [Line Items]
Amortization rate	10 years straight line
Customer relationships [member]
Ifrs Statement [Line Items]
Amortization rate	5 years straight line
Regulatory licenses [member]
Ifrs Statement [Line Items]
Amortization rate	5 years straight line
Brand and trade name [member]
Ifrs Statement [Line Items]
Amortization rate	Indefinite